Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
LNG
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs	$ 4.0	$ 2.1	$ 13.4	$ 7.0